INCOME TAXES (Details 2) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Deferred tax assets:
Tax loss	$ 3,935	$ 5,590
Share-based compensation	397
Reserves and accruals	17
Total deferred tax assets	4,349	5,590
Deferred tax asset not recognized	(4,349)	(5,590)
Net deferred tax asset